REVENUES - Revenue from major customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Revenue	$ 12,493	$ 10,670	$ 8,753
Customer A
Disclosure of major customers [line items]
Revenue	7,002	4,571	3,622
Customer B
Disclosure of major customers [line items]
Revenue	3,443	3,229	2,621
Customer C
Disclosure of major customers [line items]
Revenue	$ 2,048	$ 2,870	$ 2,510